Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000000405 [Member] | Royal Bank of Canada 3 97 07 09 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
C000000405 [Member] | Standard Chartered Bank 3 97 07 24 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
C000000405 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000000405 [Member] | U S Treasury Notes 3 88 12 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
C000000405 [Member] | U S Treasury Notes 3 63 08 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
C000000405 [Member] | U S Treasury Notes 3 38 09 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
C000000405 [Member] | U S Treasury Notes 3 63 08 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000000405 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
C000000405 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[1]
C000000405 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000000405 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000000405 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000000405 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000000405 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000000405 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000000405 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000000405 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000000404 [Member] | Royal Bank of Canada 3 97 07 09 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[2]
C000000404 [Member] | Standard Chartered Bank 3 97 07 24 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[2]
C000000404 [Member] | Government National Mortgage Association TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000000404 [Member] | U S Treasury Notes 3 88 12 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[2]
C000000404 [Member] | U S Treasury Notes 3 63 08 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[2]
C000000404 [Member] | U S Treasury Notes 3 38 09 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[2]
C000000404 [Member] | U S Treasury Notes 3 63 08 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000000404 [Member] | Government National Mortgage Association TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[2]
C000000404 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[2]
C000000404 [Member] | Government National Mortgage Association TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000000404 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000000404 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000000404 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000000404 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000000404 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000000404 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000000404 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000000408 [Member] | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[3]
C000000408 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 76 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[3]
C000000408 [Member] | TransDigm Inc Term Loan L 6 14 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[3]
C000000408 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[3]
C000000408 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[3]
C000000408 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[3]
C000000408 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[3]
C000000408 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 38 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000000408 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[3]
C000000408 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[3]
C000000408 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%	[4]
C000000408 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[4]
C000000408 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[4]
C000000408 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[4]
C000000408 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.96%	[4]
C000000408 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.51%	[4]
C000000408 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%	[4]
C000000409 [Member] | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[5]
C000000409 [Member] | Clear Channel Outdoor Holdings Inc Term Loan B 7 76 08 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[5]
C000000409 [Member] | TransDigm Inc Term Loan L 6 14 01 19 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[5]
C000000409 [Member] | American Axle And Manufacturing Inc 7 75 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[5]
C000000409 [Member] | DISH DBS Corp 5 13 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[5]
C000000409 [Member] | One261229 BC Ltd 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[5]
C000000409 [Member] | iShares iBoxx High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[5]
C000000409 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 38 06 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000000409 [Member] | Starz Capital Holdings 1 Inc 6 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[5]
C000000409 [Member] | VoltaGrid LLC 7 38 11 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[5]
C000000409 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%	[6]
C000000409 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[6]
C000000409 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[6]
C000000409 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[6]
C000000409 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.96%	[6]
C000000409 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.51%	[6]
C000000409 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%	[6]
C000000411 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000000411 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[7]
C000000411 [Member] | Panasonic Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[7]
C000000411 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[7]
C000000411 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[7]
C000000411 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[7]
C000000411 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[7]
C000000411 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000000411 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[7]
C000000411 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[7]
C000000411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000000411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000000411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000411 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000411 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000410 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000000410 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[8]
C000000410 [Member] | Panasonic Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[8]
C000000410 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[8]
C000000410 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[8]
C000000410 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[8]
C000000410 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[8]
C000000410 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000000410 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[8]
C000000410 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[8]
C000000410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000000410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000000410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000410 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000410 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000414 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[9]
C000000414 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[9]
C000000414 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[9]
C000000414 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[9]
C000000414 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000000414 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[9]
C000000414 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[9]
C000000414 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[9]
C000000414 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000000414 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[9]
C000000414 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000414 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000414 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000414 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000000414 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000414 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000414 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000414 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000414 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000414 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000414 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000414 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000415 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[10]
C000000415 [Member] | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[10]
C000000415 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[10]
C000000415 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[10]
C000000415 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000000415 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[10]
C000000415 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[10]
C000000415 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[10]
C000000415 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000000415 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[10]
C000000415 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000415 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000000415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000415 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000415 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000415 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000417 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%	[11]
C000000417 [Member] | One Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[11]
C000000417 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[11]
C000000417 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[11]
C000000417 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[11]
C000000417 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[11]
C000000416 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%	[12]
C000000416 [Member] | One Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[12]
C000000416 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[12]
C000000416 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[12]
C000000416 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[12]
C000000416 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000000420 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%	[13]
C000000420 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[13]
C000000420 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[13]
C000000420 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[13]
C000000420 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[13]
C000000420 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[13]
C000000420 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[13]
C000000420 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[13]
C000000420 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[13]
C000000420 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[13]
C000000420 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000420 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000420 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000420 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000420 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000420 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000420 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000000420 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000421 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%	[14]
C000000421 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[14]
C000000421 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[14]
C000000421 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[14]
C000000421 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[14]
C000000421 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[14]
C000000421 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[14]
C000000421 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[14]
C000000421 [Member] | W P Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[14]
C000000421 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[14]
C000000421 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000421 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000421 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000421 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000421 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000421 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000421 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000421 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000000421 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000423 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[15]
C000000423 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[15]
C000000423 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[15]
C000000423 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[15]
C000000423 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[15]
C000000423 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[15]
C000000423 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[15]
C000000423 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[15]
C000000423 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[15]
C000000423 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[15]
C000000423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000000423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000423 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000423 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000422 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[16]
C000000422 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[16]
C000000422 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[16]
C000000422 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[16]
C000000422 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[16]
C000000422 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[16]
C000000422 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[16]
C000000422 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[16]
C000000422 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[16]
C000000422 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[16]
C000000422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000000422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000422 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000432 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[17]
C000000432 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[17]
C000000432 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[17]
C000000432 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[17]
C000000432 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[17]
C000000432 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[17]
C000000432 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%	[17]
C000000432 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[17]
C000000432 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[17]
C000000432 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000000432 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000000432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000432 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000432 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000433 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[18]
C000000433 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[18]
C000000433 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[18]
C000000433 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[18]
C000000433 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[18]
C000000433 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[18]
C000000433 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%	[18]
C000000433 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[18]
C000000433 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[18]
C000000433 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
C000000433 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000000433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000433 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000433 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000439 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[19]
C000000439 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[19]
C000000439 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[19]
C000000439 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[19]
C000000439 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[19]
C000000439 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[19]
C000000439 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[19]
C000000439 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[19]
C000000439 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[19]
C000000439 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[19]
C000000439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000000439 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000438 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[20]
C000000438 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[20]
C000000438 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[20]
C000000438 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[20]
C000000438 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[20]
C000000438 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[20]
C000000438 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[20]
C000000438 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[20]
C000000438 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[20]
C000000438 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[20]
C000000438 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000438 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000438 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000438 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000000438 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000452 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[21]
C000000452 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[21]
C000000452 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[21]
C000000452 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[21]
C000000452 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[21]
C000000452 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[21]
C000000452 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[21]
C000000452 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%	[21]
C000000452 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%	[21]
C000000452 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000000452 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000452 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000452 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000000452 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000452 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000452 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000452 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000452 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000452 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000000452 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000452 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000452 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000453 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[22]
C000000453 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000000453 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[22]
C000000453 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[22]
C000000453 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[22]
C000000453 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[22]
C000000453 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[22]
C000000453 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%	[22]
C000000453 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%	[22]
C000000453 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[22]
C000000453 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000453 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000000453 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000453 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000453 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000453 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000453 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000453 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000000453 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000453 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000453 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000457 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[23]
C000000457 [Member] | Uniform Mortgage Backed Securities TBA 3 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[23]
C000000457 [Member] | Uniform Mortgage Backed Securities TBA 5 50 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[23]
C000000457 [Member] | U S Treasury Notes 4 13 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[23]
C000000457 [Member] | Uniform Mortgage Backed Securities TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[23]
C000000457 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[23]
C000000457 [Member] | Uniform Mortgage Backed Securities TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[23]
C000000457 [Member] | Uniform Mortgage Backed Securities TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[23]
C000000457 [Member] | U S Treasury Notes 4 38 05 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[23]
C000000457 [Member] | U S Treasury Bonds 4 75 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[23]
C000000457 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000000457 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000000457 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000000457 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000000457 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000000457 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000457 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000457 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000000456 [Member] | Uniform Mortgage Backed Securities TBA 5 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[24]
C000000456 [Member] | Uniform Mortgage Backed Securities TBA 3 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[24]
C000000456 [Member] | Uniform Mortgage Backed Securities TBA 5 50 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[24]
C000000456 [Member] | U S Treasury Notes 4 13 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[24]
C000000456 [Member] | Uniform Mortgage Backed Securities TBA 2 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[24]
C000000456 [Member] | U S Treasury Notes 4 13 06 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[24]
C000000456 [Member] | Uniform Mortgage Backed Securities TBA 3 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[24]
C000000456 [Member] | Uniform Mortgage Backed Securities TBA 2 50 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[24]
C000000456 [Member] | U S Treasury Notes 4 38 05 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[24]
C000000456 [Member] | U S Treasury Bonds 4 75 02 15 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[24]
C000000456 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000000456 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000000456 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000000456 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000000456 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000000456 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000456 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000456 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000084639 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[25]
C000084639 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[25]
C000084639 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[25]
C000084639 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[25]
C000084639 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[25]
C000084639 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[25]
C000084639 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[25]
C000084639 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[25]
C000084639 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[25]
C000084639 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[25]
C000084639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000084639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084639 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084640 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[26]
C000084640 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[26]
C000084640 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[26]
C000084640 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[26]
C000084640 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[26]
C000084640 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[26]
C000084640 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[26]
C000084640 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[26]
C000084640 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[26]
C000084640 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[26]
C000084640 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084640 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000084640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000084640 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084640 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000084640 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000084640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000084640 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084640 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084640 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084642 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[27]
C000084642 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[27]
C000084642 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[27]
C000084642 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000084642 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[27]
C000084642 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[27]
C000084642 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[27]
C000084642 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[27]
C000084642 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[27]
C000084642 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[27]
C000084642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000084642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000084642 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084642 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084642 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084642 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084641 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[28]
C000084641 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[28]
C000084641 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[28]
C000084641 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000084641 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[28]
C000084641 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[28]
C000084641 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[28]
C000084641 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[28]
C000084641 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[28]
C000084641 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[28]
C000084641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000084641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000084641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000084641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000084641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000084641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084643 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[29]
C000084643 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[29]
C000084643 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[29]
C000084643 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[29]
C000084643 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[29]
C000084643 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[29]
C000084643 [Member] | U S Treasury Notes 4 13 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[29]
C000084643 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[29]
C000084643 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[29]
C000084643 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[29]
C000084643 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084643 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084643 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000084643 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000084643 [Member] | Security Types each less 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084644 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[30]
C000084644 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[30]
C000084644 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[30]
C000084644 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[30]
C000084644 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[30]
C000084644 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[30]
C000084644 [Member] | U S Treasury Notes 4 13 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[30]
C000084644 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[30]
C000084644 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[30]
C000084644 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[30]
C000084644 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084644 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084644 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084644 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000084644 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000084652 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[31]
C000084652 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[31]
C000084652 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[31]
C000084652 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[31]
C000084652 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[31]
C000084652 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[31]
C000084652 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000084652 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[31]
C000084652 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[31]
C000084652 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[31]
C000084652 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084652 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084652 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084652 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084652 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084652 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084652 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084652 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084652 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000084652 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084652 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084652 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084651 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[32]
C000084651 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[32]
C000084651 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[32]
C000084651 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[32]
C000084651 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[32]
C000084651 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[32]
C000084651 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000084651 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[32]
C000084651 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[32]
C000084651 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[32]
C000084651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000084651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000084651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084651 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000084651 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084651 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000084651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000084651 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000084651 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084659 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[33]
C000084659 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[33]
C000084659 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[33]
C000084659 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000084659 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[33]
C000084659 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[33]
C000084659 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[33]
C000084659 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[33]
C000084659 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[33]
C000084659 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[33]
C000084659 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000084659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000084659 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084659 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084659 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084659 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000084659 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000084659 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000084659 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084659 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084660 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[34]
C000084660 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[34]
C000084660 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[34]
C000084660 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[34]
C000084660 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[34]
C000084660 [Member] | STMicroelectronics N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[34]
C000084660 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[34]
C000084660 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[34]
C000084660 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[34]
C000084660 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[34]
C000084660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000084660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000084660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000084660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000084660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000084660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000084660 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084660 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084676 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[35]
C000084676 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[35]
C000084676 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[35]
C000084676 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[35]
C000084676 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[35]
C000084676 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[35]
C000084676 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[35]
C000084676 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[35]
C000084676 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[35]
C000084676 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[35]
C000084676 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084676 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000084676 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084676 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084676 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084676 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084676 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084676 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000084676 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084676 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000084676 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084676 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084675 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[36]
C000084675 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[36]
C000084675 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[36]
C000084675 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[36]
C000084675 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[36]
C000084675 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[36]
C000084675 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[36]
C000084675 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[36]
C000084675 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[36]
C000084675 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[36]
C000084675 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084675 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000084675 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084675 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084675 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084675 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084675 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084675 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000084675 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084675 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000084675 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084675 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084677 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[37]
C000084677 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%	[37]
C000084677 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[37]
C000084677 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[37]
C000084677 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[37]
C000084677 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[37]
C000084677 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[37]
C000084677 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[37]
C000084677 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[37]
C000084677 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[37]
C000084677 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084677 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000084677 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084677 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000084677 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084677 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000084677 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000084677 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000084678 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[38]
C000084678 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%	[38]
C000084678 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%	[38]
C000084678 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%	[38]
C000084678 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[38]
C000084678 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[38]
C000084678 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[38]
C000084678 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[38]
C000084678 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[38]
C000084678 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[38]
C000084678 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084678 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000084678 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084678 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000084678 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000084678 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000084678 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000084678 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084678 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[39]
Percent of Total Long Exposure	203.70%	[40]
C000095035 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.97%	[39]
Percent of Total Long Exposure	35.05%	[40]
C000095035 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000095035 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095035 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000095035 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095035 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.02%	[39]
Percent of Total Long Exposure	72.97%	[40]
C000095035 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.01%	[39]
Percent of Total Long Exposure	95.68%	[40]
C000095034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
Percent of Total Long Exposure	203.70%	[42]
C000095034 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.97%	[41]
Percent of Total Long Exposure	35.05%	[42]
C000095034 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000095034 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095034 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000095034 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095034 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.02%	[41]
Percent of Total Long Exposure	72.97%	[42]
C000095034 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.01%	[41]
Percent of Total Long Exposure	95.68%	[42]
C000209356 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[43]
C000209356 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[43]
C000209356 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%	[43]
C000209356 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%	[43]
C000209356 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[43]
C000209356 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[43]
C000209356 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[43]
C000209356 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[43]
C000209356 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[43]
C000209356 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%	[43]
C000209356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000209356 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209356 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000209355 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[44]
C000209355 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[44]
C000209355 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%	[44]
C000209355 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%	[44]
C000209355 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[44]
C000209355 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[44]
C000209355 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[44]
C000209355 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[44]
C000209355 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[44]
C000209355 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%	[44]
C000209355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000209355 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209355 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000209359 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[45]
C000209359 [Member] | One Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[45]
C000209359 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[45]
C000209359 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[45]
C000209359 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[45]
C000209359 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[45]
C000209360 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[46]
C000209360 [Member] | One Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[46]
C000209360 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[46]
C000209360 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[46]
C000209360 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[46]
C000209360 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[46]
C000209364 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[47]
C000209364 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[47]
C000209364 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000209364 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[47]
C000209364 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[47]
C000209364 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[47]
C000209364 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[47]
C000209364 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[47]
C000209364 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[47]
C000209364 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[47]
C000209364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000209364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000209364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209364 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209364 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209363 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[48]
C000209363 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[48]
C000209363 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000209363 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[48]
C000209363 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[48]
C000209363 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[48]
C000209363 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[48]
C000209363 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[48]
C000209363 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000209363 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[48]
C000209363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000209363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000209363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209363 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209363 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209367 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[49]
C000209367 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[49]
C000209367 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[49]
C000209367 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%	[49]
C000209367 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[49]
C000209367 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[49]
C000209367 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[49]
C000209367 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[49]
C000209367 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[49]
C000209367 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[49]
C000209367 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209367 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209367 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209367 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209367 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209367 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209367 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209367 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209367 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209367 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209368 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[50]
C000209368 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[50]
C000209368 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[50]
C000209368 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.33%	[50]
C000209368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
C000209368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[50]
C000209368 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[50]
C000209368 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[50]
C000209368 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[50]
C000209368 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[50]
C000209368 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209368 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209368 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209368 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000209368 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209368 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209368 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209368 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209368 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000209370 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[51]
C000209370 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[51]
C000209370 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[51]
C000209370 [Member] | U S Treasury Bills 3 63 09 17 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[51]
C000209370 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[51]
C000209370 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[51]
C000209370 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[51]
C000209370 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[51]
C000209370 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[51]
C000209370 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[51]
C000209370 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000209370 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000209370 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000209370 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209370 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209370 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209370 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209370 [Member] | Non U S Dollar Denominated Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000209370 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000209370 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000209369 [Member] | Brazil Notas do Tesouro Nacional Class NTNF 10 00 01 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[52]
C000209369 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[52]
C000209369 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[52]
C000209369 [Member] | U S Treasury Bills 3 63 09 17 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[52]
C000209369 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[52]
C000209369 [Member] | Republic of South Africa Government Bond Series 2048 8 75 02 28 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[52]
C000209369 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 07 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[52]
C000209369 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[52]
C000209369 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[52]
C000209369 [Member] | Federal Home Loan Mortgage Corp 5 00 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[52]
C000209369 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000209369 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000209369 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000209369 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209369 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000209369 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
C000209369 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000209369 [Member] | Non U S Dollar Denominated Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000209369 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000209369 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000209371 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[53]
C000209371 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[53]
C000209371 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%	[53]
C000209371 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[53]
C000209371 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[53]
C000209371 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[53]
C000209371 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[53]
C000209371 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[53]
C000209371 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[53]
C000209371 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[53]
C000209371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209371 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209371 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209371 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209372 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[54]
C000209372 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[54]
C000209372 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%	[54]
C000209372 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[54]
C000209372 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[54]
C000209372 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[54]
C000209372 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[54]
C000209372 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[54]
C000209372 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[54]
C000209372 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[54]
C000209372 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209372 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209372 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209372 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209372 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000209372 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000209372 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209372 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209374 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[55]
C000209374 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[55]
C000209374 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[55]
C000209374 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[55]
C000209374 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[55]
C000209374 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[55]
C000209374 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[55]
C000209374 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[55]
C000209374 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[55]
C000209374 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[55]
C000209374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000209374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209374 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209373 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[56]
C000209373 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[56]
C000209373 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[56]
C000209373 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[56]
C000209373 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[56]
C000209373 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[56]
C000209373 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[56]
C000209373 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[56]
C000209373 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000209373 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[56]
C000209373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209373 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000209373 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209373 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209375 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[57]
C000209375 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[57]
C000209375 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[57]
C000209375 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[57]
C000209375 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[57]
C000209375 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[57]
C000209375 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[57]
C000209375 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[57]
C000209375 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[57]
C000209375 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[57]
C000209375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209375 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209375 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209376 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[58]
C000209376 [Member] | Cathay General Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[58]
C000209376 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[58]
C000209376 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[58]
C000209376 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[58]
C000209376 [Member] | AAR Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[58]
C000209376 [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[58]
C000209376 [Member] | Outfront Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[58]
C000209376 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[58]
C000209376 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[58]
C000209376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000209376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000209376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209376 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209376 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000229836 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000229835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000229835 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000229837 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229837 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000229838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229838 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000229839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229839 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000229840 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000229840 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
C000229842 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229842 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000229841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229841 [Member] | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
[5]	Excluding money market fund holdings, if any.
[6]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[12]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[40]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[41]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[42]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[46]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.